[GRAPHIC]

                                             Semiannual Report February 28, 2002



Oppenheimer
Developing Markets Fund

                                                     [LOGO] OPPENHEIMER FUNDS(R)

REPORT HIGHLIGHTS

Fund Objective
Oppenheimer Developing Markets Fund aggressively seeks capital appreciation.

CONTENTS

1    Letter to
     Shareholders

3    An Interview
     with Your Fund's
     Manager

8    Financial
     Statements

28   Officers and Trustees

Cumulative Total Returns*
           For the 6-Month Period
           Ended 2/28/02
           Without       With
           Sales Chg.    Sales Chg.
----------------------------------
Class A    13.60%             7.07%
----------------------------------
Class B    13.17              8.17
----------------------------------
Class C    13.14             12.14
----------------------------------
Class N    13.39             12.39
----------------------------------

Average Annual Total Returns*
           For the 1-Year Period
           Ended 2/28/02
           Without       With
           Sales Chg.    Sales Chg.
----------------------------------
Class A    -3.30%            -8.86%
----------------------------------
Class B    -3.98             -8.75
----------------------------------
Class C    -4.06             -5.01
----------------------------------
Class N    -4.07             -5.01
----------------------------------

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 7 for further details.

LETTER TO SHAREHOLDERS


Dear Shareholder,

[PHOTO]
John V. Murphy
President
Oppenheimer
Developing Markets Fund

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.
     For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
     The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
     While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.
     Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.

                    1 | OPPENHEIMER DEVELOPING MARKETS FUND

LETTER TO SHAREHOLDERS


     This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
     In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
     I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that make OppenheimerFunds an integral part of The Right Way to Invest.

Sincerely,

/s/ John V. Murphy

John V. Murphy
March 21, 2002

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

                    2 | OPPENHEIMER DEVELOPING MARKETS FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Portfolio Manager
Rajeev Bhaman

     A.How did Oppenheimer Developing Markets Fund perform during the six-month period that ended February 28, 2002?
     The Fund performed well despite rising uncertainty during the period. Nevertheless, it lagged its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, by a slight margin. Short-term comparisons aside, our primary consideration continues to be absolute long-term return.
          The Fund's relative long-term performance remained favorable. Lipper, Inc., a leading mutual fund performance tracking company, ranked the Fund's Class A shares #3 of 155, and #1 of 106 emerging markets funds, respectively, for the three- and five-year periods ended February 28, 2002./1/ Moreover, the Fund's Class A shares earned an overall 4-star Morningstar Rating/TM/ for the combined periods ended February 28, 2002./2/

     What effect did the events of September 11 have on the Fund?

     Although U.S. markets bore the brunt of these tragic events, September 11 was without a doubt negative for emerging markets. The level of global insecurity was unprecedented, with several industry groups, most notably airlines and aerospace, experiencing sharp declines. Our top holding, leading regional jet manufacturer Empresa Brasileira de Aeronautica SA (Embraer)/3/ lost nearly 50% of its market value in the aftermath of the attacks, by far our largest detractor. However, given its strong business fundamentals, we believe the sell-off of this Brazil-based company

     1. Source of data: Lipper Analytical Services, 2/28/02. Lipper rankings are based on total returns, but do not include sales charges.
     2. For each fund with at least a three-year history; Morningstar calculates a Morningstar Rating/TM/ metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. Oppenheimer Developing Markets Fund was rated against the following numbers of U.S.-domiciled International Equity Funds over the following time period ended 2/28/02:
     1,388 funds in the last three years and 919 funds in the last five years. With respect to these International Equity Funds, Oppenheimer Developing Markets Fund received a Morningstar Rating of 5 stars and 4 stars for the three- and five-year periods, respectively. Morningstar Rating is for the A share class only; other classes may have different performance characteristics. Past performance is no guarantee of future results.
     3. The Fund's holdings and allocations are subject to change.

                    3 | OPPENHEIMER DEVELOPING MARKETS FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

     was without merit. In fact, since September 11, regional jet routes have seen positive rather than negative growth. When factoring in the lower operating cost characteristics of these smaller planes, we believe the underlying structure of Embraer's business remains robust.

     Has all this uncertainty changed the way you manage the Fund?

     Not really. If anything, the uncertainty reaffirms the strength of our core approach. That is, we look at individual companies poised to benefit from key worldwide growth trends, such as mass affluence and corporate restructuring. We place no constraints on company size or location, although we typically shy away from countries lacking economic, political and legal transparency. By and large, though, we are most interested in superior businesses whose substantial barriers to entry, sustainable competitive advantages, reasonable prices and prospects for quality earnings growth make them attractive over a three- to five-year period.
        With respect to earnings, recent reports of accounting improprieties at some of the largest U.S. corporations have called attention to the importance of management integrity. It is no secret that foreign accounting standards, particularly those in many emerging market nations, are often less stringent than what is found in the United States. Therefore, we seek out management teams that in our view not only practice judicious accounting, but also make a point of maximizing returns for their shareholders.

     Which of the Fund's holdings contributed most to performance?

     Several of our best performers for the period were stocks that exemplify our long-term, low turnover approach. These include LG Home Shopping, Inc., the leading home shopping network in Korea. The company has experienced substantial growth from its core TV platform, yet continues to offer an open-ended opportunity through expansion of its Internet and catalog businesses. Strong, shareholder-friendly management and a high, sustainable market share are beginning to attract the attention

                    4 | OPPENHEIMER DEVELOPING MARKETS FUND

Average Annual
Total Returns with
Sales Charge

For the Periods Ended 3/31/02/4/

Class A                Since
1-Year      5-Year     Inception
--------------------------------
4.74%        6.98%     9.57%

Class B                Since
1-Year      5-Year     Inception
--------------------------------
5.27%        7.14%     9.82%

Class C                Since
1-Year      5-Year     Inception
--------------------------------
9.24%        7.41%     9.93%

Class N                Since
1-Year      5-Year     Inception
--------------------------------
9.85%         N/A      -0.55%

     of other investors, which could bode well for our holdings down the road. Bharat Petroleum Corp. Ltd., an India-based refining and marketing company, also turned in strong performance. This attractively valued company is benefiting from the trend toward government disinvestments, and could be an attractive acquisition candidate going forward./3/
       While companies such as these offer what we believe are compelling opportunities, there is the risk that they will not perform as expected. Furthermore, investing in foreign securities also entails additional risks, such as foreign currency fluctuations, different accounting standards (as mentioned above) and higher expenses. Although the Fund attempts to address their impact, these risks may in fact affect returns.

     Looking ahead, what is your outlook for the Fund?

     As always, our approach is predicated on a long-term outlook, which looks at progress, growth and the relationship between price and opportunity. Our mantra is relatively simple: Invest in good companies in good businesses at good prices. By doing so, we are confident that our decisions will continue to make Oppenheimer Developing Markets Fund an important part of The Right Way to Invest.


     3. The Fund's holdings and allocations are subject to change.
     4. See Notes on page 7 for further details.


                    5 | OPPENHEIMER DEVELOPING MARKETS FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


    Regional Allocation/5/

          [CHART]

.. Asia                45.2%
.. Latin America       28.2
.. U.S./Canada         13.9
.. Middle East/
   Africa             5.8
.. Emerging
   Europe             5.6
.. Europe              1.3

Top Ten Geographical Diversification Holdings/5/
------------------------------------------------------------------------------
India                                                                     21.4%
------------------------------------------------------------------------------
Brazil                                                                    15.5
------------------------------------------------------------------------------
United States                                                             13.9
------------------------------------------------------------------------------
Mexico                                                                    12.5
------------------------------------------------------------------------------
Korea, Republic of (South)                                                 8.3
------------------------------------------------------------------------------
Hong Kong                                                                  3.9
------------------------------------------------------------------------------
Singapore                                                                  3.4
------------------------------------------------------------------------------
Taiwan                                                                     2.8
------------------------------------------------------------------------------
Thailand                                                                   2.6
------------------------------------------------------------------------------
Croatia                                                                    2.5

Top Ten Common Stock Holdings/6/
------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA (Embraer), Preference                 4.6%
------------------------------------------------------------------------------
Bharat Petroleum Corp. Ltd.                                                3.9
------------------------------------------------------------------------------
LG Home Shopping, Inc.                                                     3.8
------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                          3.3
------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                           3.1
------------------------------------------------------------------------------
Grupo Financiero Banorte SA de CV                                          2.7
------------------------------------------------------------------------------
Pliva d.d., GDR                                                            2.5
------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                     2.3
------------------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.                                              2.2
------------------------------------------------------------------------------
Grupo Financiero Inbursa, SA de CV                                         2.0


5. Portfolio is subject to change. Percentages are as of February 28, 2002, and are based on total market value of investments.
6. Portfolio is subject to change. Percentages are as of February 28, 2002, and are based on net assets.

                    6 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES


     In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

     Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

     Class A shares of the Fund were first publicly offered on 11/18/96. Class A returns include the maximum initial sales charge of 5.75%.

     Class B shares of the Fund were first publicly offered on 11/18/96. Class B returns include the applicable contingent deferred sales charge 5% (1-year), 2% (5-year) and 1% (since inception). Class B shares are subject to a 0.75% annual asset-based sales charge.

     Class C shares of the Fund were first publicly offered on 11/18/96. Class C returns include the contingent deferred sales charge of 1% for one-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

     Class N shares of the Fund were first publicly offered on 3/1/01. For this reason, the cumulative total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

     An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                    7 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS February 28, 2002 / Unaudited

                                                                                  Market Value
                                                                        Shares      See Note 1
==============================================================================================
Common Stocks--84.9%
----------------------------------------------------------------------------------------------
Basic Materials--2.7%
----------------------------------------------------------------------------------------------
Metals--2.7%
Antofagasta plc                                                        500,000     $ 4,349,280
----------------------------------------------------------------------------------------------
PT Aneka Tambang Tbk                                                52,570,000       5,179,310
----------------------------------------------------------------------------------------------
PT International Nickel Indonesia/1/                                   127,500          64,064
                                                                                    ----------
                                                                                     9,592,654
----------------------------------------------------------------------------------------------
Capital Goods--10.8%
----------------------------------------------------------------------------------------------
Aerospace/Defense--4.6%
Empresa Brasileira de Aeronautica SA (Embraer), Preference           2,900,000      16,067,401
----------------------------------------------------------------------------------------------
Industrial Services--3.8%
Compania de Saneamento Basico do Estado de Sao Paulo                34,102,959       1,902,480
----------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd./1/                                   430,000      11,400,408
                                                                                    ----------
                                                                                    13,302,888
----------------------------------------------------------------------------------------------
Manufacturing--2.4%
Asian Paints Ltd. (India)                                              762,467       4,770,700
----------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS, ADR, Registered Shares/1,2/            3,500,000       3,500,000
                                                                                     ---------
                                                                                     8,270,700
----------------------------------------------------------------------------------------------
Communication Services--4.3%
----------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.5%
Nortel Inversora SA, Sponsored ADR                                     243,500         730,500
----------------------------------------------------------------------------------------------
Videsh Sanchar Nigam Ltd.                                              246,450         859,515
----------------------------------------------------------------------------------------------
Videsh Sanchar Nigam Ltd., Sponsored ADR                               530,455       3,601,789
                                                                                     ---------
                                                                                     5,191,804
----------------------------------------------------------------------------------------------
Telephone Utilities--2.8%
Portugal Telecom SA, Sponsored ADR                                     150,000       1,057,500
----------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar)                        436,133,145       5,731,296
----------------------------------------------------------------------------------------------
Telemar Norte Leste SA, Preference                                 114,602,554       2,948,866
                                                                                     ---------
                                                                                     9,737,662
----------------------------------------------------------------------------------------------
Consumer Cyclicals--11.9%
----------------------------------------------------------------------------------------------
Autos & Housing--5.1%
Brazil Realty SA, GDR/1,2,3/                                           415,020       3,735,180
----------------------------------------------------------------------------------------------
Corporacion GEO SA de CV, Series B/1/                                3,718,000       6,675,995
----------------------------------------------------------------------------------------------
G. Accion SA de CV, Series B/1,2/                                    5,147,000       2,564,061
----------------------------------------------------------------------------------------------
Madinet Nasr for Housing & Development Co./2,3/                        459,032       2,175,014
----------------------------------------------------------------------------------------------
Solidere, GDR1,/4/                                                     609,000       2,847,075
                                                                                     ---------
                                                                                    17,997,325

                    8 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                                  Market Value
                                                                        Shares      See Note 1
----------------------------------------------------------------------------------------------
Consumer Services--0.2%
Art Marketing Syndicate SA/1/                                           55,160      $ 821,959
----------------------------------------------------------------------------------------------
Leisure & Entertainment--2.0%
Danubius Hotel & Spa Rt.                                               180,000      2,025,963
----------------------------------------------------------------------------------------------
Greek Organization of Football Prognostics                             200,000      1,532,780
----------------------------------------------------------------------------------------------
Hongkong & Shanghai Hotels Ltd. (The)                                8,000,000      3,307,989
                                                                                    ---------
                                                                                    6,866,732
----------------------------------------------------------------------------------------------
Media--1.6%
Hurriyet Gazetecilik ve Matbaacilik AS                             387,424,800      1,249,757
----------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                          379,000      4,530,870
                                                                                    ---------
                                                                                    5,780,627
----------------------------------------------------------------------------------------------
Retail: General--1.2%
----------------------------------------------------------------------------------------------
Lojas Americanas SA, Preference/1/                               1,648,005,000      4,261,480
----------------------------------------------------------------------------------------------
Retail: Specialty--1.8%
Courts (Singapore) Ltd./3/                                           9,224,000      2,945,597
----------------------------------------------------------------------------------------------
Jollibee Foods Corp.                                                12,600,000      3,319,024
                                                                                    ---------
                                                                                    6,264,621
----------------------------------------------------------------------------------------------
Consumer Staples--23.4%
----------------------------------------------------------------------------------------------
Beverages--4.3%
Companhia de Bebidas das Americas, ADR                                 189,200      3,806,704
----------------------------------------------------------------------------------------------
Panamerican Beverages, Inc., Cl. A                                      70,000      1,136,100
----------------------------------------------------------------------------------------------
Serm Suk Public Co. Ltd./2/                                            858,200      4,752,503
----------------------------------------------------------------------------------------------
United Breweries Ltd.                                                1,824,504      5,408,364
                                                                                    ----------
                                                                                   15,103,671
----------------------------------------------------------------------------------------------
Broadcasting--9.0%
Grupo Radio Centro SA de CV, Sponsored ADR                             350,000      1,893,500
----------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR/1/                                    255,900     11,029,290
----------------------------------------------------------------------------------------------
LG Home Shopping, Inc.                                                 129,632     13,267,721
----------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                           1,211,000      5,434,462
                                                                                    ---------
                                                                                   31,624,973
----------------------------------------------------------------------------------------------
Entertainment--3.1%
Shaw Brothers Ltd. (Hong Kong)                                       4,450,000      4,678,625
----------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                   2,133,600      6,311,480
                                                                                    ---------
                                                                                   10,990,105
----------------------------------------------------------------------------------------------
Food--1.2%
Sadia SA, Preference                                                 7,900,000      4,320,051
----------------------------------------------------------------------------------------------
Food & Drug Retailers--2.3%
Dairy Farm International Holdings Ltd./1/                            6,241,900      4,338,120
----------------------------------------------------------------------------------------------
Jeronimo Martins & Filho SA                                            405,000      2,907,697

                    9 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                                  Market Value
                                                                        Shares      See Note 1
----------------------------------------------------------------------------------------------
Food & Drug Retailers Continued
PT Hero Supermarket Tbk/1/                                          11,522,400      $  823,029
                                                                                    ----------
                                                                                     8,068,846
----------------------------------------------------------------------------------------------
Household Goods--1.6%
Grupo Casa Saba SA de CV, Sponsored ADR/1/                             439,900       3,382,831
----------------------------------------------------------------------------------------------
Marico Industries Ltd.                                                 425,309       2,181,967
                                                                                    ----------
                                                                                     5,564,798
----------------------------------------------------------------------------------------------
Tobacco--1.9%
Eastern Tobacco Co./2/                                                 200,000       1,756,719
----------------------------------------------------------------------------------------------
ITC Ltd.                                                               309,688       4,744,779
                                                                                    ----------
                                                                                     6,501,498
----------------------------------------------------------------------------------------------
Energy--3.9%
----------------------------------------------------------------------------------------------
Oil: International--3.9%
Bharat Petroleum Corp. Ltd.                                          2,330,000      13,576,924
----------------------------------------------------------------------------------------------
Financial--15.2%
----------------------------------------------------------------------------------------------
Banks--6.3%
----------------------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR                           448,000       2,620,800
----------------------------------------------------------------------------------------------
Grupo Financiero Banorte SA de CV/1/                                 4,000,000       9,363,333
----------------------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV/1/                                 5,950,000       7,165,928
----------------------------------------------------------------------------------------------
Uniao de Bancos Brasileiros SA (Unibanco), Sponsored ADR               115,000       2,783,000
                                                                                   -----------
                                                                                    21,933,061
----------------------------------------------------------------------------------------------
Diversified Financial--5.8%
Housing Development Finance Corp. Ltd.                                 580,005       8,115,071
----------------------------------------------------------------------------------------------
ICICI Ltd., Sponsored ADR                                              683,100       4,761,207
----------------------------------------------------------------------------------------------
Kiatnakin Finance Public Co., Ltd.                                   2,000,000       1,967,963
----------------------------------------------------------------------------------------------
Kotak Mahindra Finance Ltd.                                          1,445,585       3,203,841
----------------------------------------------------------------------------------------------
Tisco Finance Public Co. Ltd./1/                                     5,000,000       2,276,888
                                                                                   -----------
                                                                                    20,324,970
----------------------------------------------------------------------------------------------
Insurance--3.1%
Aksigorta AS                                                       410,000,000       2,439,427
----------------------------------------------------------------------------------------------
Fubon Financial Holding Co. Ltd.                                       570,000       5,985,000
----------------------------------------------------------------------------------------------
Sanlam Ltd.                                                          3,349,000       2,358,905
                                                                                    ----------
                                                                                    10,783,332
----------------------------------------------------------------------------------------------
Healthcare--6.5%
----------------------------------------------------------------------------------------------
Healthcare/Drugs--6.5%
Dr. Reddy's Laboratories Ltd.                                          350,000       7,556,998
----------------------------------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd., Sponsored ADR                           125,000       2,711,250
----------------------------------------------------------------------------------------------
Pliva d.d., GDR/4/                                                     713,900       8,804,529
----------------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.                                     277,400       3,588,041
                                                                                   -----------
                                                                                    22,660,818

                   10 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                                 Market Value
                                                                        Shares     See Note 1
---------------------------------------------------------------------------------------------
Technology--3.7%
---------------------------------------------------------------------------------------------
Computer Hardware--1.1%
Synnex Technology International Corp.                                3,000,000   $  3,854,152
---------------------------------------------------------------------------------------------
Computer Services--0.7%
Intralot SA                                                            167,000      2,470,181
---------------------------------------------------------------------------------------------
Computer Software--0.7%
NIIT Ltd.                                                              384,200      1,665,550
---------------------------------------------------------------------------------------------
SSI Ltd.                                                               242,000        915,260
                                                                                 ------------
                                                                                    2,580,810
---------------------------------------------------------------------------------------------
Electronics--1.2%
PKL Corp./1/                                                           105,632      4,164,960
---------------------------------------------------------------------------------------------
Utilities--2.5%
---------------------------------------------------------------------------------------------
Electric Utilities--2.2%
Cia Energetica de Minas Gerais, Preference                         230,000,000      3,578,211
---------------------------------------------------------------------------------------------
Compania Paranaense Energia, Sponsored ADR, B Shares, Preference       550,000      4,317,500
                                                                                 ------------
                                                                                    7,895,711
---------------------------------------------------------------------------------------------
Gas Utilities--0.3%
Aygaz AS                                                           146,368,000      1,127,925
                                                                                 ------------
Total Common Stocks (Cost $283,752,455)                                           297,702,639

                                                                               Principal
                                                                                  Amount
=======================================================================================================
Non-Convertible Corporate Bonds and Notes--0.1%
Impsat Fiber Networks, Inc., 13.75% Sr.Nts.,2/15/05/1,5/ (Cost $6,153,750)   $ 9,000,000        495,000
=======================================================================================================
Repurchase Agreements--13.6%
Repurchase agreement with PaineWebber, Inc., 1.87%, dated 2/28/02, to be repurchased at $47,592,472 on 3/1/02, collateralized by Federal Home Loan
Mortgage Corp., 6%, 2/1/17, with a value of $48,636,342 (Cost $47,590,000)    47,590,000     47,590,000

-------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $337,496,205)                                     98.6%   345,787,639
-------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                      1.4      4,788,669
                                                                             --------------------------
Net Assets                                                                         100.0%  $350,576,308
                                                                             ==========================

                    11 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued


Footnotes to Statement of Investments

1. Non-income-producing security.
2. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2002. The aggregate fair value of securities of affiliated companies held by the Fund as of February 28, 2002, amounts to $8,855,791. Transactions during the period in which the issuer was an affiliate are as follows:

                                    Shares                               Shares
                                 August 31,     Gross       Gross   February 28,     Unrealized   Dividend
                                      2001  Additions  Reductions          2002    Depreciation     Income
----------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Brazil Realty SA, GDR              415,020         --          --       415,020     $(2,140,686)  $     --
Courts (Singapore) Ltd.          8,705,000    519,000          --     9,224,000        (745,652)    20,760
Madinet Nasr for Housing &
Development Co.                    404,032     55,000          --       459,032      (1,107,526)   189,531
                                                                                                  --------
                                                                                                  $210,291
                                                                                                  ========

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $11,651,604 or 3.32% of the Fund's net assets as of February 28, 2002.
5. Issuer is in default.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographical Diversification                      Market Value   Percent
------------------------------------------------------------------------
India                                             $ 73,972,736      21.4%
Brazil                                              53,452,169      15.5
United States                                       48,085,000      13.9
Mexico                                              43,211,036      12.5
Korea, Republic of (South)                          28,833,089       8.3
Hong Kong                                           13,421,076       3.9
Singapore                                           11,814,588       3.4
Taiwan                                               9,839,152       2.8
Thailand                                             8,997,355       2.6
Croatia                                              8,804,529       2.5
Turkey                                               8,317,109       2.4
Egypt                                                6,552,533       1.9
Indonesia                                            6,066,403       1.8
Great Britain                                        4,349,280       1.3
Greece                                               4,002,960       1.2
Portugal                                             3,965,198       1.1
Philippines                                          3,319,024       1.0
Lebanon                                              2,847,075       0.8
South Africa                                         2,358,905       0.7
Hungary                                              2,025,963       0.6
Poland                                                 821,959       0.2
Argentina                                              730,500       0.2
                                                  ----------------------
Total                                             $345,787,639     100.0%
                                                  ======================

See accompanying Notes to Financial Statements.

                     12 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES February 28, 2002


================================================================================
Assets

Investments, at value (including repurchase agreements of $47,590,000)
--see accompanying statement:
Unaffiliated companies (cost $324,646,550)                         $336,931,848
Affiliated companies (cost $12,849,655)                               8,855,791
                                                                   ------------
                                                                    345,787,639
-------------------------------------------------------------------------------
Cash                                                                    590,789
-------------------------------------------------------------------------------
Cash--foreign currencies (cost $5,990,112)                            5,975,611
-------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                    4,693,033
Interest and dividends                                                  554,685
Investments sold                                                        177,236
Other                                                                     4,998
                                                                   ------------
Total assets                                                        357,783,991
===============================================================================
Liabilities

Unrealized depreciation on foreign currency contracts                        34
-------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 4,322,970
Foreign capital gains taxes                                           1,420,954
Shares of beneficial interest redeemed                                1,142,473
Distribution and service plan fees                                      118,133
Shareholder reports                                                      66,068
Trustees' compensation                                                   34,826
Transfer and shareholder servicing agent fees                             6,518
Other                                                                    95,707
                                                                   ------------
Total liabilities                                                     7,207,683
===============================================================================
Net Assets                                                         $350,576,308
                                                                   ============
===============================================================================
Composition of Net Assets
Paid-in capital                                                    $351,641,560
-------------------------------------------------------------------------------
Undistributed net investment income                                     619,524
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                        (8,521,398)
-------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies              6,836,622
                                                                   ------------
Net Assets                                                         $350,576,308
                                                                   ============

                   13 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued


======================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$262,796,326 and 18,163,733 shares of beneficial interest outstanding)          $14.47
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                     $15.35
--------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$55,688,516 and 3,865,840 shares of beneficial interest outstanding)            $14.41
--------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$31,299,418 and 2,182,957 shares of beneficial interest outstanding)            $14.34
--------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $792,048
and 54,950 shares of beneficial interest outstanding)                           $14.41

See accompanying Notes to Financial Statements.

                   14 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS Unaudited


For the Six Months Ended February 28, 2002
=========================================================================================
Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $215,197)         $ 5,572,857
Affiliated companies (net of foreign withholding taxes of $6,737)                 210,291
-----------------------------------------------------------------------------------------
Interest                                                                          155,904
                                                                              -----------
Total income                                                                    5,939,052

=========================================================================================
Expenses
Management fees                                                                 1,227,606
-----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                           214,716
Class B                                                                           224,671
Class C                                                                           112,383
Class N                                                                               344
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                           341,416
Class B                                                                            86,205
Class C                                                                            42,881
Class N                                                                               275
-----------------------------------------------------------------------------------------
Premium amortization on purchased bond                                            333,111
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       179,656
-----------------------------------------------------------------------------------------
Shareholder reports                                                               130,251
-----------------------------------------------------------------------------------------
Trustees' compensation                                                              6,646
-----------------------------------------------------------------------------------------
Other                                                                              39,243
                                                                              -----------
Total expenses                                                                  2,939,404
Less voluntary waiver of transfer and shareholder
servicing agent fees-Classes A, B, C and N                                        (24,113)
Less reduction to custodian expenses                                              (15,680)
                                                                              -----------
Net expenses                                                                    2,899,611
=========================================================================================
Net Investment Income                                                           3,039,441
=========================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital
gains tax of $51,738)                                                           1,635,191
Foreign currency transactions                                                  (1,813,050)
                                                                              -----------
Net realized loss                                                                (177,859)
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax of $1,439,696)                   35,850,973
Translation of assets and liabilities denominated in foreign currencies        (1,415,490)
                                                                              -----------
Net change                                                                     34,435,483
                                                                              -----------
Net realized and unrealized gain                                               34,257,624
=========================================================================================
Net Increase in Net Assets Resulting from Operations                          $37,297,065
                                                                              ===========

See accompanying Notes to Financial Statements.

                   15 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Six Months                Year
                                                                        Ended               Ended
                                                            February 28, 2002          August 31,
                                                                   (Unaudited)               2001
=================================================================================================
Operations
Net investment income                                            $  3,039,441         $ 3,319,915
-------------------------------------------------------------------------------------------------
Net realized loss                                                    (177,859)         (7,927,919)
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               34,435,483         (44,727,538)
                                                                 --------------------------------
Net increase (decrease) in net assets resulting from operations    37,297,065         (49,335,542)
=================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                            (2,829,079)         (1,618,586)
Class B                                                              (317,608)           (249,376)
Class C                                                              (190,888)           (121,084)
Class N                                                                (1,342)                 --
-------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                    --          (3,249,587)
Class B                                                                    --          (1,224,142)
Class C                                                                    --            (452,374)
Class N                                                                    --                  --
=================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                            70,886,007          91,763,302
Class B                                                             4,344,108           9,928,553
Class C                                                             7,192,131           9,341,474
Class N                                                               684,122              84,379
=================================================================================================
Net Assets
Total increase                                                    117,064,516          54,867,017
-------------------------------------------------------------------------------------------------
Beginning of period                                               233,511,792         178,644,775
                                                                 --------------------------------
End of period (including undistributed net investment
income of $619,524 and $919,000, respectively)                   $350,576,308        $233,511,792
                                                                 ================================

See accompanying Notes to Financial Statements.

                   16 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS

                                                Six Months                                                  Year
                                                     Ended                                                 Ended
                                         February 28, 2002                                            August 31,
Class A                                        (Unaudited)       2001     2000     1999      1998           1997/1/
==================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $ 12.93   $ 16.85   $ 11.40   $ 7.76   $ 12.82       $ 10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .15       .21       .20      .10       .11           .07
Net realized and unrealized gain (loss)                1.59     (3.54)     5.37     3.71     (4.62)         2.75
                                                 -----------------------------------------------------------------
Total income (loss) from investment operations         1.74     (3.33)     5.57     3.81     (4.51)         2.82
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.20)     (.20)     (.12)    (.10)     (.09)           --
Distributions from net realized gain                     --      (.39)       --     (.07)     (.46)           --
                                                 -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.20)     (.59)     (.12)    (.17)     (.55)           --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 14.47   $ 12.93   $ 16.85  $ 11.40    $ 7.76       $ 12.82
                                                 =================================================================

==================================================================================================================
Total Return, at Net Asset Value/2/                   13.60%   (20.08)%   49.12%   49.92%   (36.33)%       28.20%

==================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $262,796  $167,178  $114,137  $40,046   $23,663      $ 37,613
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $180,848  $153,027   $77,848  $29,183   $35,864      $ 17,852
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                                  2.64%     1.76%     1.56%    1.11%     0.87%         1.45%
Expenses                                               1.90%     1.69%     1.96%    2.36%     2.18%/4/      1.94%/4/
Expenses, net of reduction to
custodian expenses and/or voluntary
waiver of transfer agent fees                          1.87%      N/A       N/A      N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   7%       16%       22%      37%       78%           27%

1. For the period from November 18, 1996 (inception of offering) to August
31, 1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                   17 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS Continued

                                                  Six Months                                                    Year
                                                       Ended                                                   Ended
                                           February 28, 2002                                              August 31,
Class B                                          (Unaudited)     2001       2000       1999      1998          1997/1/
====================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $ 12.82   $ 16.70    $ 11.30    $ 7.69    $12.73       $ 10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .12       .12        .11       .04       .01           .03
Net realized and unrealized gain (loss)                 1.56     (3.53)      5.33      3.68     (4.57)         2.70
                                                    ---------------------------------------------------------------
Total income (loss) from
investment operations                                   1.68     (3.41)      5.44      3.72     (4.56)         2.73
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.09)     (.08)      (.04)     (.04)     (.02)           --
Distributions from net realized gain                      --      (.39)        --      (.07)     (.46)           --
                                                    ----------------------------------------------------------------
Total dividends and/or distributions to shareholders    (.09)     (.47)      (.04)     (.11)     (.48)           --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 14.41   $ 12.82    $ 16.70   $ 11.30    $ 7.69       $ 12.73
                                                    ================================================================

====================================================================================================================
Total Return, at Net Asset Value/2/                    13.17%   (20.67)%    48.20%    48.81%   (36.85)%       27.30%

====================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $ 55,689  $ 45,393    $48,146   $21,028   $12,788      $ 20,470
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 45,363  $ 48,135    $37,333   $16,430   $18,673       $ 7,802
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                                   1.99%     0.92%      0.78%     0.37%     0.07%         0.87%
Expenses                                                2.66%     2.46%      2.72%     3.10%     2.95%/4/      2.78%/4/
Expenses, net of reduction to
custodian expenses and/or voluntary
waiver of transfer agent fees                           2.63%      N/A        N/A       N/A       N/A           N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    7%       16%        22%       37%       78%           27%

1. For the period from November 18, 1996 (inception of offering) to August
31, 1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                   18 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS Continued

                                             Six Months                                                         Year
                                                  Ended                                                        Ended
                                      February 28, 2002                                                   August 31,
Class C                                     (Unaudited)          2001       2000      1999       1998           1997/1/
=====================================================================================================================
Per Share Operating Data
Net asset value, beginning of period           $ 12.78         $ 16.68    $ 11.31    $ 7.68     $ 12.74      $ 10.00
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .12             .12        .09       .04         .02          .04
Net realized and unrealized gain (loss)           1.55           (3.52)      5.32      3.69       (4.58)        2.70
                                               ----------------------------------------------------------------------
Total income (loss) from investment operations    1.67           (3.40)      5.41      3.73       (4.56)        2.74
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income              (.11)           (.11)      (.04)     (.03)       (.04)          --
Distributions from net realized gain                --            (.39)        --      (.07)       (.46)          --
                                               ----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                      (.11)           (.50)      (.04)     (.10)       (.50)          --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 14.34         $ 12.78    $ 16.68    $11.31     $  7.68      $ 12.74
                                               ======================================================================

=====================================================================================================================
Total Return, at Net Asset Value/2/              13.14%         (20.68)%    47.93%    48.98%     (36.88)%      27.40%

=====================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)      $ 31,299        $ 20,864    $16,363    $5,064     $ 3,061      $ 3,713
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 22,720        $ 19,646    $10,230    $4,022     $ 4,206      $ 1,560
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                             1.93%           0.94%      0.82%     0.41%       0.24%        0.98%
Expenses                                          2.66%           2.46%      2.71%     3.08%       2.95%/4/     2.77%/4/
Expenses, net of reduction to                     2.63%            N/A        N/A       N/A         N/A          N/A
custodian expenses and/or voluntary
waiver of transfer agent fees
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              7%             16%        22%       37%         78%          27%

1. For the period from November 18, 1996 (inception of offering) to August
31, 1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                   19 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS Continued

                                              Six Months         Period
                                                   Ended          Ended
                                       February 28, 2002     August 31,
Class N                                      (Unaudited)        2001/1/
==========================================================================
Per Share Operating Data

Net asset value, beginning of period           $   12.91        $ 15.26
--------------------------------------------------------------------------
Income (loss) from investment operations
Net investment income                                .25            .05
Net realized and unrealized gain (loss)             1.46          (2.40)
                                               ---------------------------
Total income (loss) from
investment operations                               1.71          (2.35)
--------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                (.21)            --
Distributions from net realized gain                  --             --
                                               ---------------------------
Total dividends and/or
distributions to shareholders                       (.21)            --
--------------------------------------------------------------------------
Net asset value, end of period                 $   14.41        $ 12.91
                                               ===========================

==========================================================================
Total Return, at Net Asset Value/2/                13.39%        (15.40)%

==========================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $     792        $    77
--------------------------------------------------------------------------
Average net assets (in thousands)              $     143        $    35
--------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                               2.32%          1.63%
Expenses                                            2.16%          1.96%
Expenses, net of reduction to custodian
expenses and/or voluntary waiver of
transfer agent fees                                 2.13%           N/A
--------------------------------------------------------------------------
Portfolio turnover rate                                7%            16%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                   20 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited


================================================================================
1.Significant Accounting Policies
Oppenheimer Developing Markets Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to aggressively seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. Beginning September 1, 2001, the Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of February 28, 2002, securities with an aggregate market value of $495,000, representing 0.14% of the Fund's net assets, were in default.

                   21 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued


================================================================================
1. Significant Accounting Policies Continued
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

     As of February 28, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $8,314,622. This estimated capital loss carryover represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2002, the Fund's projected benefit obligations were increased by $2,708 and payments of $510 were made to retired trustees, resulting in an accumulated liability of $33,621 as of February 28, 2002.

                   22 | OPPENHEIMER DEVELOPING MARKETS FUND

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                   23 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued


================================================================================
2.Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               Six Months Ended February 28, 2002       Year Ended August 31, 2001/1/
                                        Shares             Amount           Shares             Amount
-----------------------------------------------------------------------------------------------------
Class A
Sold                                 8,385,201      $ 109,807,043       21,122,392      $ 309,779,945
Dividends and/or
distributions reinvested               196,747          2,577,397          305,013          4,343,385
Redeemed                            (3,346,746)       (41,498,433)     (15,274,257)      (222,360,028)
                                 --------------------------------------------------------------------
Net increase                         5,235,202      $  70,886,007        6,153,148      $  91,763,302
                                 ====================================================================
-----------------------------------------------------------------------------------------------------
Class B
Sold                                   752,214      $   9,594,799        1,541,989      $  22,803,862
Dividends and/or
distributions reinvested                21,908            286,340           96,553          1,370,152
Redeemed                              (449,602)        (5,537,031)        (980,498)       (14,245,461)
                                 --------------------------------------------------------------------
Net increase                           324,520      $   4,344,108          658,044      $   9,928,553
                                 ====================================================================
-----------------------------------------------------------------------------------------------------
Class C
Sold                                   806,725      $  10,326,236        3,516,122      $  50,817,845
Dividends and/or
distributions reinvested                13,136            170,903           36,033            509,869
Redeemed                              (269,656)        (3,305,008)      (2,900,654)       (41,986,240)
                                 --------------------------------------------------------------------
Net increase                           550,205      $   7,192,131          651,501      $   9,341,474
                                 ====================================================================
-----------------------------------------------------------------------------------------------------
Class N
Sold                                    51,333      $     715,373            5,990      $      84,856
Dividends and/or
distributions reinvested                   101              1,328               --                 --
Redeemed                                (2,438)           (32,579)             (36)              (477)
                                 --------------------------------------------------------------------
Net increase                            48,996      $     684,122            5,954      $      84,379
                                 ====================================================================

1. For the year ended August 31, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for Class N shares.

                   24 | OPPENHEIMER DEVELOPING MARKETS FUND

================================================================================
3.Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2002, were $60,308,763 and $16,120,870, respectively.

================================================================================
4.Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 1.00% of the first $250 million of average annual net assets of the Fund, 0.95% of the next $250 million, 0.90% of the next $500 million and 0.85% of average annual net assets over $1 billion. The Fund's management fee for the six months ended February 28, 2002, was an annualized rate of 0.99%.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       Aggregate        Class A     Concessions     Concessions     Concessions     Concessions
                       Front-End      Front-End      on Class A      on Class B      on Class C      on Class N
                   Sales Charges  Sales Charges          Shares          Shares          Shares          Shares
Six Months            on Class A    Retained by     Advanced by     Advanced by     Advanced by     Advanced by
Ended                     Shares    Distributor  Distributor/1/  Distributor/1/  Distributor/1/  Distributor/1/
---------------------------------------------------------------------------------------------------------------

Feb. 28, 2002           $318,426        $80,264         $63,037        $240,460         $79,629          $6,708

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A                   Class B                   Class C                   Class N
                   Contingent Deferred       Contingent Deferred       Contingent Deferred       Contingent Deferred
Six Months               Sales Charges             Sales Charges             Sales Charges             Sales Charges
Ended          Retained by Distributor   Retained by Distributor   Retained by Distributor   Retained by Distributor
--------------------------------------------------------------------------------------------------------------------
Feb. 28, 2002                     $966                   $53,636                   $3,308                        $19

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

                   25 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued


================================================================================
4. Fees and Other Transactions with Affiliates Continued
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 28, 2002, payments under the Class A plan totaled $214,716, all of which were paid by the Distributor to recipients, and included $6,450 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended February 28, 2002, were as follows:

                                                                 Distributor's
                                                Distributor's        Aggregate
                                                    Aggregate     Unreimbursed
                                                 Unreimbursed    Expenses as %
            Total Payments   Amount Retained         Expenses    of Net Assets
              Under Plan      by Distributor       Under Plan         of Class
-------------------------------------------------------------------------------
Class B Plan    $224,671            $182,628       $1,375,045             2.47%
Class C Plan     112,383              51,684          489,276             1.56
Class N Plan         344                 272            3,906             0.49


                   26 | OPPENHEIMER DEVELOPING MARKETS FUND

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of February 28, 2002, the Fund had outstanding foreign currency contracts as follows:

                                                 Contract     Valuation as of      Unrealized
Contract Description      Expiration Date    Amount(000s)   February 28, 2002    Depreciation
---------------------------------------------------------------------------------------------
Contracts to Purchase
Hong Kong Dollar (HKD)             3/1/02       HKD1,218            $156,167         $     34

================================================================================
6. Illiquid Securities
As of February 28, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of February 28, 2002, was $18,483,477, which represents 5.27% of the Fund's net assets.
================================================================================
7. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no borrowings outstanding during the six months ended or at February 28, 2002.

                   27 | OPPENHEIMER DEVELOPING MARKETS FUND

OPPENHEIMER DEVELOPING MARKETS FUND

==================================================================================
Officers and Trustees      Leon Levy, Chairman of the Board of Trustees
                           Donald W. Spiro, Vice Chairman of the Board of Trustees
                           John V. Murphy, Trustee and President
                           Robert G. Galli, Trustee
                           Phillip A. Griffiths, Trustee
                           Benjamin Lipstein, Trustee
                           Elizabeth B. Moynihan, Trustee
                           Kenneth A. Randall, Trustee
                           Edward V. Regan, Trustee
                           Russell S. Reynolds, Jr., Trustee
                           Clayton K. Yeutter, Trustee
                           Rajeev Bhaman, Vice President
                           Robert G. Zack, Secretary
                           Brian W. Wixted, Treasurer
                           Scott T. Farrar, Assistant Treasurer
                           Katherine P. Feld, Assistant Secretary
                           Kathleen T. Ives, Assistant Secretary
                           Denis R. Molleur, Assistant Secretary

==================================================================================
Investment Advisor         OppenheimerFunds, Inc.

==================================================================================
Distributor                OppenheimerFunds Distributor, Inc.

==================================================================================
Transfer and Shareholder   OppenheimerFunds Services
Servicing Agent

==================================================================================
Custodian of               The Bank of New York
Portfolio Securities

==================================================================================
Independent Auditors       KPMG LLP

==================================================================================
Legal Counsel              Mayer, Brown, Rowe and Maw

                           The financial statements included herein have been taken
                           from the records of the Fund without examination of those
                           records by the independent auditors.

                           Oppenheimer funds are distributed by OppenheimerFunds
                           Distributor, Inc 498 Seventh Avenue, New York, NY 10018






                        (c)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                   28 | OPPENHEIMER DEVELOPING MARKETS FUND

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RS0785.001.0202  April 29, 2002